Share-Based and Unit-Based Compensation (Details) - USD ($) $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
		Oct. 15, 2021	Nov. 30, 2021	Feb. 28, 2022	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense					$ 2,516	$ 7,339		$ 712
Deferred Compensation, Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of participation units outstanding (in shares)		1,197,250			700,000	10,811,502	700,000	11,800,000
Compensation expense			$ 5,200
Participation units outstanding (in shares)					0.0	10,700,000		0
Deferred compensation term							2 years
Fair value of participation units outstanding					$ 4,100	$ 6,700	$ 4,100	$ 900
Opco
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)										156,000,000
Redemption of temporary equity, percentage		40.00%
Cash paid for redeemed Opco Incentive Units	[1]	$ 1,488
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					2,141,778
Compensation expense					$ 1,000
Unrecognized compensation expense					$ 18,600		$ 18,600
Period to recognize unrecognized compensation expense					1 year 6 months 3 days
Shares outstanding (in shares)					2,142,000	0	2,142,000
RSUs | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				6,869,070
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)						23,219,745
Performance Stock Units | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				4,765,378
Preferred Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						0		3,350
Compensation expense						$ 14,091		$ 9,210
Shares outstanding (in shares)						76,475		76,475	82,125
Preferred Incentive Units | Opco
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)						76,475,000
Common Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)					0	0		31,333
Compensation expense					$ 42,376	$ 12,447		$ 1,727
Shares outstanding (in shares)		17,473,362			16,339		16,339	26,833	3,750
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)					25,816,946		25,816,946
Opco Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period to recognize unrecognized compensation expense							1 year 9 months 14 days	6 years 9 months
Accelerated costs					$ 47,200	$ 30,600		$ 9,600
Deferred compensation costs not yet recognized					1,900		$ 1,900	10,400
Opco Plan | Preferred Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense								9,800
Opco Plan | Common Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense					$ 5,700		$ 5,700	$ 13,700
Shares outstanding (in shares)						17,473

[1]	Represents the cash paid to certain Opco Equity Holders in exchange for the redemption of 40% of the first one-third of their Opco common incentive units and preferred incentive units which vested at the effective time of the Business Combination (Note 11).